iShares®

iShares Trust

Supplement dated June 6, 2022 (the “Supplement”) to the

Prospectus dated December 1, 2021 and Statement of Additional Information (“SAI”)

dated December 1, 2021 (as revised January 19, 2022)

for the iShares Morningstar Multi-Asset Income ETF (IYLD) and

the Summary Prospectus, Prospectus and SAI each dated March 1, 2022 for the iShares Yield Optimized Bond ETF (BYLD) (each, a “Fund”)

The information in this Supplement updates information in, and should be read in conjunction with the respective Summary Prospectus, Prospectus and the SAI, as applicable, for each Fund.

The following changes for the Fund will be effective on June 6, 2022.

Effective June 6, 2022, Jennifer Hsui, Greg Savage, Paul Whitehead and Amy Whitelaw have replaced James Mauro and Scott Radell as Portfolio Managers for the iShares Morningstar Multi-Asset Income ETF. References to Mr. Mauro and Mr. Radell as a Portfolio Manager of the Fund are hereby removed from the Summary Prospectus, Prospectus and SAI.

Effective June 6, 2022, Jennifer Hsui, Greg Savage, Paul Whitehead and Amy Whitelaw have replaced James Mauro and Karen Uyehara as Portfolio Managers for the iShares Yield Optimized Bond ETF. References to Mr. Mauro and Ms. Uyehara as a Portfolio Manager of the Fund are hereby removed from the Summary Prospectus, Prospectus and SAI.

In addition, the following changes are made to each Fund’s Summary Prospectus, Prospectus, and SAI:

In the sections “Management – Portfolio Managers” of each Fund’s Summary Prospectus and Prospectus, Jennifer Hsui, Greg Savage, Paul Whitehead and Amy Whitelaw are added to the list of Portfolio Managers primarily responsible for the day-to-day management of the Fund. Ms. Hsui, Mr. Savage, Mr. Whitehead and Ms. Whitelaw have been Portfolio Managers of each Fund since 2022.

In the section “Management – Portfolio Managers” of each Fund’s Prospectus, the following is added:

Jennifer Hsui has been employed by BFA or its affiliates as a senior portfolio manager since 2007. Prior to that, Ms. Hsui was a portfolio manager from 2006 to 2007 for Barclays Global Fund Advisors (“BGFA”). Ms. Hsui has been a Portfolio Manager of the Fund since 2022.

Greg Savage has been employed by BFA or its affiliates as a senior portfolio manager since 2006. Prior to that, Mr. Savage was a portfolio manager from 2001 to 2006 for BGFA. Mr. Savage has been a Portfolio Manager of the Fund since 2022.

Paul Whitehead has been with BlackRock since 1996, including his years with Barclays Global Investors (“BGI”), which merged with BlackRock in 2009. Mr. Whitehead has been employed by BlackRock as a Managing Director since 2010 and a Director from 2009 to 2010. Mr. Whitehead was employed by BGI as Principal from 2002 to 2009. Mr. Whitehead has been a Portfolio Manager of the Fund since 2022.

Amy Whitelaw has been with BlackRock since 1999, including her years with BGI, which merged with BlackRock in 2009. Ms. Whitelaw has been employed by BFA or its affiliates as a portfolio manager since 2009 and has been a Portfolio Manager of the Fund since 2022.

In the section “Portfolio Managers” of each Fund’s SAI, the following is added to the table listing each Portfolio Manager’s other types of portfolios and/or accounts:

Jennifer Hsui*

Types of Accounts	Number	Total Assets
Registered Investment Companies	313	$1,820,629,000,000
Other Pooled Investment Vehicles	2	4,072,000,000
Other Accounts	20	30,487,000,000

* Information for Ms. Hsui is provided as of April 29, 2022.

Greg Savage*

Types of Accounts	Number	Total Assets
Registered Investment Companies	115	$348,848,000,000
Other Pooled Investment Vehicles	36	7,613,000,000
Other Accounts	57	4,322,000,000

* Information for Mr. Savage is provided as of April 29, 2022.

Paul Whitehead*

Types of Accounts	Number	Total Assets
Registered Investment Companies	291	$1,729,022,000,000
Other Pooled Investment Vehicles	1	2,173,000,000
Other Accounts	5	4,062,000,000

* Information for Mr. Whitehead is provided as of April 29, 2022.

Amy Whitelaw*

Types of Accounts	Number	Total Assets
Registered Investment Companies	330	$1,827,393,000,000
Other Pooled Investment Vehicles	340	923,310,000,000
Other Accounts	186	652,818,000,000

* Information for Ms. Whitelaw is provided as of April 29, 2022.

In the section “Portfolio Managers” of each Fund’s SAI, the following is added to the table listing each Portfolio Manager’s portfolios or accounts with respect to which the investment management fees are based on the performance of those portfolios or accounts:

Jennifer Hsui*

Types of Accounts	Number of Other Accounts with Performance Fees Managed by Portfolio Manager	Aggregate of Total Assets
Registered Investment Companies	N/A	N/A
Other Pooled Investment Vehicles	N/A	N/A
Other Accounts	N/A	N/A

* Information for Ms. Hsui is provided as of April 29, 2022.

Greg Savage*

Types of Accounts	Number of Other Accounts with Performance Fees Managed by Portfolio Manager	Aggregate of Total Assets
Registered Investment Companies	N/A	N/A
Other Pooled Investment Vehicles	N/A	N/A
Other Accounts	N/A	N/A

* Information for Mr. Savage is provided as of April 29, 2022.

Paul Whitehead*

Types of Accounts	Number of Other Accounts with Performance Fees Managed by Portfolio Manager	Aggregate of Total Assets
Registered Investment Companies	N/A	N/A
Other Pooled Investment Vehicles	N/A	N/A
Other Accounts	N/A	N/A

* Information for Mr. Whitehead is provided as of April 29, 2022.

Amy Whitelaw*

Types of Accounts	Number of Other Accounts with Performance Fees Managed by Portfolio Manager	Aggregate of Total Assets
Registered Investment Companies	N/A	N/A
Other Pooled Investment Vehicles	N/A	N/A
Other Accounts	1	$1,973,000,000

* Information for Ms. Whitelaw is provided as of April 29, 2022.

In the section “Portfolio Managers - Portfolio Manager Compensation Overview” of each Fund’s SAI, the fourth paragraph is removed in its entirety and the following is added:

As of April 29, 2022, the Portfolio Managers did not beneficially own shares of the Fund.

If you have any questions, please call 1-800-iShares (1-800-474-2737).

iShares® is a registered trademark of BlackRock Fund Advisors and its affiliates.

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